                                Oppenheimer Discovery Fund
                              Supplement dated July 30, 2004,
                 superseding the Supplement dated February 13, 2004, to the
                Statement of Additional Information dated November 21, 2003

This supplement amends the Statement of Additional Information of the Fund and is in
addition to the July 6, 2004, supplement to the Fund.

1.    The first paragraph of the section titled "Investment in Other Investment  Companies", on page 6, is deleted in its entirety and replaced with the following:

            Investment  in Other  Investment  Companies.  The Fund  can also  invest  in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
            Company Act. For example,  the Fund can invest in  Exchange-Traded  Funds, which are  typically  open-end  funds or unit  investment  trusts,  listed  on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the  Exchange-Traded  Funds'
            portfolio,  at  times  when  the  Fund  may not be able to buy  those  portfolio securities directly.

2.    The  section  entitled  "Non-Fundamental  Investment  Restrictions",  on page  22,  is amended by adding the following bullet point:

o     The Fund cannot invest in the securities of other registered  investment  companies or registered unit investment  trusts in reliance on sub-paragraph  (F) or
               (G) of section 12(d)(1) of the Investment Company Act of 1940.

July 30, 2004                                                     PX0500.016